Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2020
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options
The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	June 10, 2020	Sept 9, 2020	Sept 9, 2020
Vesting dates	June 10, 2021	Sept 9, 2021	Sept 9, 2021
	June 10, 2022	Sept 9, 2022	Sept 9, 2022
	June 10, 2023	Sept 9, 2023	Sept 9, 2023
	June 10, 2024	Sept 9, 2024	Sept 9, 2024
Volatility	76.59%	82.98%	87.21%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.003%	(0.08)%	(0.08)%
Fair value of option at grant date	£2.76	£4.24	£4.24
Fair value of share at grant date	£4.78	£4.28	£4.28
Exercise price at date of grant	£4.78	£0.04	£0.04
Lapse date	June 10, 2030	Sept 9, 2030	—
Expected option life (years)	4.50	3.50	2.50
Number of options granted	2,186,780	290,356	108,503